INCOME TAXES (Tables)	6 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (Benefit)
	Six Months Ended March 31,		Year Ended September 30,
	2013	2012	2012	2011
	(unaudited)
	(Dollars in Thousands)
Current:
Federal (benefit) expense	$(435)	$505	$321	$1,536
Total current taxes	(435)	505	321	1,536
Deferred income tax expense (benefit)	972	(11)	961	(1,748)
Total income tax provision (benefit)	$537	$494	$1,282	$(212)

Schedule of deferred income taxes
	March 31, 2013	September 30,
		2012	2011
	(unaudited)
	(Dollars in Thousands)
Deferred tax assets:
Deposit premium	$—	$20	$69
Allowance for loan losses	1,962	2,302	2,695
Real estate owned expenses	222	301	101
Non-accrual interest	119	196	128
Accrued vacation	94	95	78
Capital loss carryforward	1,718	1,262	1,986
Impairment loss	1,113	1,562	1,510
Post-retirement benefit plans	133	135	176
Split dollar life insurance	22	22	31
Employee benefit plans	352	386	345
Total deferred tax assets	5,735	6,281	7,119
Valuation allowance	(2,274)	(2,046)	(2,009)
Total deferred tax assets, net of valuation allowance	3,461	4,235	5,110
Deferred tax liabilities:
Unrealized gain on available for sale securities	470	661	1,161
Property	517	526	545
Mortgage servicing	—	—	1
Deferred loan fees	506	299	192
Total deferred tax liabilities	1,493	1,486	1,899
Net deferred tax asset	$1,968	$2,749	$3,211

Schedule of effective income tax rate reconciliation
Six Months Ended March 31,
	2013		2012
	Amount	Percentage of Pretax Income	Amount	Percentage of Pretax Income (Loss)
	(unaudited)
	(Dollars in Thousands)
Tax at statutory rate	$280	34.0%	$334	34.0%
Adjustments resulting from:
Valuation allowance	228	27.7	102	10.4
Income from bank owned life insurance	(35)	(4.3)	(30)	(3.0)
Employee benefit plans	64	7.8	80	8.1
Other	—	—	8	0.8
Income tax expense per statements of income	$537	65.2%	$494	50.3%

	Year Ended September 30,
	2012		2011
	Amount	Percentage of Pretax Income	Amount	Percentage of Pretax Income (Loss)
	(Dollars in Thousands)
Tax at statutory rate	$1,318	34.0%	$(34)	(34.0)%
Adjustments resulting from:
Valuation allowance	37	0.9	(200)	(200.0)
Income from bank owned life insurance	(160)	(4.1)	(65)	(65.0)
Employee benefit plans	92	2.4	84	84.0
Other	(5)	(0.1)	3	3.0
Income tax expense (benefit) per statements of income	$1,282	33.1%	$(212)	(212.0)%